Significant Accounting Policies - Liquidity and Going Concern (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Significant Accounting Policies
Operating losses	$ 11,931,000	$ 4,878,000	$ 25,196,475	$ 10,353,542
Negative cash flow from operations	9,093,000	$ 2,760,000	16,472,912	8,202,934
Cash and cash equivalents	76,946,000		97,164,391	3,021,795
Short-Term Investments	198,018,000		200,626,281
Net working capital	271,695,000		293,600,000
Accumulated deficit	$ 135,128,000		124,624,883	$ 96,608,242
Proceeds from Issuance or Sale of Equity			292,000,000
Proceeds from Issuance of Private Placement, Gross			50,000,000
Cash-trust and cash, net of redemptions			$ 242,000,000
Trust Account, Redemption, Percentage			1.00%